Risk Management and Financial Instruments (Details) - Schedule of Estimated Fair Value - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Estimated Fair Value [Line Items]
Principal	$ 16,033,880	$ 16,727,972
Fair value	16,013,184	15,928,912
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	95.75%	92.10%
Fair value	$ 957,520	$ 920,960
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 899,740	$ 900,000
Price (% of the Principal)	101.51%	99.66%
Fair value	$ 913,326	$ 896,931
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 600,000	$ 600,000
Price (% of the Principal)	93.26%	88.24%
Fair value	$ 559,542	$ 529,440
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 69,909	$ 77,973
Price (% of the Principal)	100.90%	99.27%
Fair value	$ 70,534	$ 77,406
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,249,685	$ 1,250,000
Price (% of the Principal)	101.41%	98.55%
Fair value	$ 1,267,268	$ 1,231,875
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 493,000	$ 500,000
Price (% of the Principal)	92.06%	86.45%
Fair value	$ 453,876	$ 432,250
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,000,000	$ 1,000,000
Price (% of the Principal)	86.85%	81.66%
Fair value	$ 868,470	$ 816,560
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 969,100	$ 1,000,000
Price (% of the Principal)	91.35%	85.60%
Fair value	$ 885,321	$ 856,030
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,661,675	$ 2,050,000
Price (% of the Principal)	103.89%	99.35%
Fair value	$ 1,726,248	$ 2,036,736
JBS Lux 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,507,046	$ 1,600,000
Price (% of the Principal)	111.14%	105.27%
Fair value	$ 1,675,007	$ 1,684,368
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	80.02%	74.36%
Fair value	$ 720,216	$ 669,204
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 1,548,000	$ 1,550,000
Price (% of the Principal)	106.93%	100.71%
Fair value	$ 1,655,339	$ 1,560,989
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	116.93%	109.34%
Fair value	$ 1,052,406	$ 984,060
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 855,725	$ 1,000,000
Price (% of the Principal)	95.22%	90.27%
Fair value	$ 814,779	$ 902,650
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 900,000	$ 900,000
Price (% of the Principal)	88.52%	84.47%
Fair value	$ 796,698	$ 760,203
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 980,000	$ 1,000,000
Price (% of the Principal)	106.31%	102.90%
Fair value	$ 1,041,808	$ 1,029,020
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Principal	$ 500,000	$ 499,999
Price (% of the Principal)	110.97%	108.05%
Fair value	$ 554,826	$ 540,230